Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents

6.	CASH AND CASH EQUIVALENTS

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Cash on hand	$6,567	$6,073	$216
Checking accounts and demand deposits	44,565,936	48,734,866	1,735,572
Cash equivalents Cash equivalents (time deposits with original maturity of less than three months)	15,558,372	2,797,132	99,613
	$60,130,875	$51,538,071	$1,835,401